PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5     PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2019	2020
	RMB	RMB
Office buildings	285,867	285,867
Furniture	53,223	48,253
Office equipment	474,839	409,682
Leasehold improvements	242,122	243,407
Total property and equipment	1,056,051	987,209
Less: accumulated depreciation	479,418	522,719
Property and equipment, net	576,633	464,490

The office buildings with a total carrying value of RMB197,737 as of December 31, 2020 have been pledged for the Company’s short-term bank loans (see note 8).

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	127,850	150,188	132,898
Selling and marketing expenses	11,211	19,303	18,137
General and administrative expenses	16,511	22,314	18,867
Research and development expenses	1,335	733	1,354
Total	156,907	192,538	171,256